Share capital	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Share capital
Note 9.    Share capital
Common shares

	For the three months ended									For the nine months ended
$ millions, except number of shares			2022 Jul. 31			2022 Apr. 30	2021 Jul. 31					2022 Jul. 31			2021 Jul. 31
	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount
Balance at beginning of period	903,154,932		$ 14,545	901,922,630		$14,457	898,186,252		$14,130	901,655,952		$14,351	894,170,658		$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	203,657		11	230,540		12	958,340		50	1,510,875		82	2,834,554		145
Shareholder investment plan	635,977		40	514,216		37	455,792		33	1,603,223		113	1,563,982		98
Employee share purchase plan	661,554		44	515,390		41	585,726		41	1,709,684		125	1,896,152		116
	904,656,120		$14,640	903,182,776		$14,547	900,186,110		$14,254	906,479,734		$14,671	900,465,346		$14,267
Purchase of common shares for cancellation	–		–	–		–	–		–	(1,800,000)		(29)	–		–
Treasury shares	35,053		3	(27,844)		(2)	(22,656)		(2)	11,439		1	(301,892)		(15)
Balance at end of period	904,691,173		$14,643	903,154,932		$14,545	900,163,454		$14,252	904,691,173		$14,643	900,163,454		$14,252
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
Share split
In February 2022, CIBC’s Board of Directors approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares to be effected through an amendment to CIBC’s by-laws. On April 7, 2022, CIBC shareholders approved the Share Split. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.
Normal course issuer bid
On December 9, 2021, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence a normal course issuer bid. Purchases under this bid will be completed upon the earlier of: (i) CIBC purchasing
20
 million common shares (on a post share split basis); (ii) CIBC providing a notice of termination; or (iii)
December 12, 2022
. No common shares have been purchased and cancelled during the quarter. For the nine months ended July 31, 2022, we purchased and cancelled
1,800,000
 common shares (on a post share split basis) at an average price of $
74.43 for a total amount of $134 million.

Preferred shares and other equity instruments
Issuance
Limited Recourse Capital Notes Series 3 (LRCN Series 3 Notes)
On June 15, 2022, we issued $800 million principal amount of 7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness). The LRCN Series 3 Notes mature on July 28, 2082, and bear interest at a fixed rate of
7.150
% per annum (paid semi-annually) until July 28, 2027. Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Concurrently with the issuance of the LRCN Series 3 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 55 (NVCC) (the Series 55 Preferred Shares), which are held in a CIBC LRCN Limited Recourse Trust (the Limited Recourse Trust) that is consolidated by CIBC and, as a result, the Series 55 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 3 Notes when due, the sole remedy of each LRCN Series 3 Note holder is limited to that holder’s proportionate share of the Series 55 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
The LRCN Series 3 Notes and the Series 55 Preferred Shares carry standard NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. Upon the occurrence of a Trigger Event, each Series 55 Preferred Share held in the Limited Recourse Trust will automatically and immediately be converted, without the consent of LRCN Series 3 Note holders, into a variable number of common shares that will be delivered to LRCN Series 3 Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCN Series 3 Notes. All claims of LRCN Series 3 Note holders against CIBC under the LRCN Series 3 Notes will be extinguished upon receipt of such common shares.
The LRCN Series 3 Notes are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion, as the sole recourse of each LRCN Series 3 Note holder in the event of non-payment will be limited to that holder’s proportionate share of the Series 55 Preferred Shares held in the Limited Recourse Trust. The liability component of the LRCN Series 3 Notes has a nominal value and, as a result, the full proceeds received upon the issuance of the LRCN Series 3 Notes have been presented as equity on the interim consolidated
balance sheet and any interest payments paid thereon are accounted for as equity distributions.
Redemption
On July 29, 2022, we redeemed all 32 million Non-cumulative Class A Preferred Shares Series 45 (NVCC) (the Series 45
Preferred Shares
), at a redemption price of $25.00 per Series 45
Preferred Share
, for a total redemption cost of $800 million.
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2022 Jul. 31	2021 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$35,718	$33,751
Tier 1 capital (1)	A	40,038	38,344
Total capital (1)		46,401	44,202
Total risk-weighted assets (RWA)	B	303,743	272,814
CET1 ratio		11.8%	12.4%
Tier 1 capital ratio		13.2%	14.1%
Total capital ratio		15.3%	16.2%
Leverage ratio exposure (2)	C	$941,694	$823,343
Leverage ratio	A/C	4.3%	4.7%
TLAC available	D	$87,061	$76,701
TLAC ratio	D/B	28.7%	28.1%
TLAC leverage ratio	D/C	9.2%	9.3%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until the end of fiscal 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure.

Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 2.5% effective October 31, 2021, reflecting the highest DSB requirement under OSFI capital requirements.
The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for the
CET1, Tier 1, and Total capital ratios
are
10.5%, 12.0%, and 14.0%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.0%. This minimum may be higher for certain institutions at OSFI’s discretion.
OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (2.5% as noted above), and a minimum TLAC leverage ratio of 6.75%, beginning in the first quarter of fiscal 2022.
During the quarter ended July 31, 2022, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.